Related parties (Detail 2) - shares		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016
Equity Holdings Of Key Management Personnel [Line Items]
Number of stock options from equity participation plans held by non-independent members of the BoD and the GEB members.	[1]	398,867	620,950
Number of shares held by members of the BoD, GEB and parties closely linked to them.	[2]	3,709,539	3,267,911
UBS AG
Equity Holdings Of Key Management Personnel [Line Items]
Number of stock options from equity participation plans held by non-independent members of the BoD and the GEB members.	[1]	398,867	620,950
Number of shares held by members of the BoD, GEB and parties closely linked to them.	[2]	3,709,539	3,267,911

[1]	Refer to Note 27 for more information.
[2]	Excludes shares granted under variable compensation plans with forfeiture provisions.